Securities - Amortized Cost to Fair Value of Available for Sale Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 1,563,195	$ 1,619,196	$ 1,700,571
Gross Unrealized Gains	8,433	2,913	8,445
Gross Unrealized Losses	(20,037)	(36,058)	(21,859)
Estimated Fair Value	1,551,591	1,586,051	1,687,157
U.S. government sponsored enterprise debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	899,571	840,760	889,396
Gross Unrealized Gains	4,687	2,197	1,784
Gross Unrealized Losses	(13,800)	(22,178)	(15,514)
Estimated Fair Value	890,458	820,779	875,666
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	258,421	357,602	310,781
Gross Unrealized Gains	1,089	139	3,446
Gross Unrealized Losses	(1,168)	(5,186)	(835)
Estimated Fair Value	258,342	352,555	313,392
U.S. government agency debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	218,813	221,682	293,908
Gross Unrealized Gains	362	187	870
Gross Unrealized Losses	(3,839)	(4,884)	(3,393)
Estimated Fair Value	215,336	216,985	291,385
Municipal bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	162,123	162,438	179,524
Gross Unrealized Gains	2,295	390	2,343
Gross Unrealized Losses	(430)	(2,616)	(1,471)
Estimated Fair Value	163,988	160,212	180,396
Mutual funds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	24,267	24,266	24,262
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	(800)	(1,156)	(645)
Estimated Fair Value	23,467	23,110	23,617
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0	12,448
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	(38)
Estimated Fair Value	$ 0	$ 12,410
U.S. treasury securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost			2,700
Gross Unrealized Gains			2
Gross Unrealized Losses			(1)
Estimated Fair Value			$ 2,701